Note 5 - Revenue - Disaggregation of Revenue -10-Q (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Revenue from Contract with Customer, Excluding Assessed Tax	$ 1,150	$ 620	$ 4,940	$ 4,391
Product [Member]
Revenue from Contract with Customer, Excluding Assessed Tax	943	613	4,746	4,254
Rentals [Member]
Revenue from Contract with Customer, Excluding Assessed Tax	207	7	194	137
Geographic Concentration Risk [Member] | Revenue Benchmark [Member]
Revenue from Contract with Customer, Excluding Assessed Tax	$ 1,150	$ 620	$ 4,940	$ 4,391
Concentration Risk, Percentage	100.00%	100.00%	100.00%	100.00%
Product Concentration Risk [Member] | Revenue Benchmark [Member]
Revenue from Contract with Customer, Excluding Assessed Tax	$ 1,150	$ 620	$ 4,940	$ 4,391
Concentration Risk, Percentage	100.00%	100.00%	100.00%	100.00%
Product Concentration Risk [Member] | Revenue Benchmark [Member] | Product [Member]
Revenue from Contract with Customer, Excluding Assessed Tax	$ 943	$ 613	$ 4,746	$ 4,254
Concentration Risk, Percentage	82.00%	99.00%	96.00%	97.00%
Product Concentration Risk [Member] | Revenue Benchmark [Member] | Rentals [Member]
Revenue from Contract with Customer, Excluding Assessed Tax	$ 207	$ 7	$ 194	$ 137
Concentration Risk, Percentage	18.00%	1.00%	4.00%	3.00%
UNITED STATES | Geographic Concentration Risk [Member] | Revenue Benchmark [Member]
Revenue from Contract with Customer, Excluding Assessed Tax	$ 1,150	$ 533	$ 4,360	$ 3,266
Concentration Risk, Percentage	100.00%	86.00%	88.00%	74.00%
Europe [Member] | Geographic Concentration Risk [Member] | Revenue Benchmark [Member]
Revenue from Contract with Customer, Excluding Assessed Tax	$ 0	$ 80	$ 580	$ 991
Concentration Risk, Percentage	0.00%	13.00%	12.00%	23.00%
Other Foreign Countries [Member] | Geographic Concentration Risk [Member] | Revenue Benchmark [Member]
Revenue from Contract with Customer, Excluding Assessed Tax	$ 0	$ 7	$ 0	$ 134
Concentration Risk, Percentage	0.00%	1.00%	0.00%	3.00%